Financial Assets - Current Narrative (Details) $ in Thousands, € in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Categories of current financial assets [abstract]
Financial assets	$ 1,878,890	€ 100.0	$ 1,131,000	$ 1,391,808
EUR
Categories of current financial assets [abstract]
Financial assets	$ 104,000